           SUPPLEMENT DATED JANUARY 27, 2006 TO THE PROSPECTUS DATED
                   MAY 2, 2005 TO THE KEYNOTE SERIES ACCOUNT

KEYNOTE SERIES ACCOUNT INTERMEDIATE GOVERNMENT BOND SUBACCOUNT

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

File No. 134435L (1/2006)                                               33-19836

                    SUPPLEMENT DATED JANUARY 27, 2006 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION DATED
                   MAY 2, 2005 OF THE KEYNOTE SERIES ACCOUNT

KEYNOTE SERIES ACCOUNT INTERMEDIATE GOVERNMENT BOND SUBACCOUNT

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

Form No. 134515A (Rev. 1/2006)                                          33-19836